Provisions for liabilities and charges (Tables)	6 Months Ended
Jun. 30, 2020
Provisions for liabilities and charges
Schedule of provisions and liabilities

	Provisions	Payment	Other
	for	protection	regulatory
	commitments	insurance	provisions	Other	Total
	£m	£m	£m	£m	£m

At 1 January 2020	173	1,874	395	696	3,138
Exchange and other adjustments	—	—	—	(3)	(3)
Provisions applied	—	(996)	(298)	(102)	(1,396)
Charge for the period	289	—	158	63	510
At 30 June 2020	462	878	255	654	2,249